Document And Entity Information	6 Months Ended
Jun. 30, 2015
Document Information [Line Items]
Entity Registrant Name	BioRestorative Therapies, Inc.
Entity Central Index Key	0001505497
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	true
Document Period End Date	Jun. 30, 2015
Amendment Description	Updated to include material transactions subsequent to 6/30/15.